DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of impact of the reclassification on affected consolidated balance sheet

		As of December 31, 2021
	As previously reported	Reclassification	After reclassification
Selected Balance Sheet Data:	RUB	RUB	RUB
Sales financing receivable	—	266	266
Investments in debt securities	452	(452)	—
Other current assets	7,288	186	7,474
Accounts payable, accrued and other liabilities	84,495	(2,940)	81,555
Debt, current portion	—	2,940	2,940

Schedule of impact of the reclassification on affected consolidated cash flow

		2020			2021
	As previously reported	Reclassifications	After reclassifications	As previously reported	Reclassifications	After reclassifications
Selected Statements of Cash Flows Data:	RUB	RUB	RUB	RUB	RUB	RUB
Provision for expected credit losses	—	865	865	—	1,249	1,249
Accounts receivable	(6,333)	(865)	(7,198)	(18,011)	(1,249)	(19,260)
Prepaid expenses and other assets	(5,607)	5,607	—	(22,405)	22,405	—
Prepaid expenses	—	(1,703)	(1,703)	—	(8,344)	(8,344)
Accounts payable, accrued and other liabilities and non-income taxes payable	(2,939)	—	(2,939)	22,835	(194)	22,641
Bank deposits and loans to customers	—	—	—	304	(304)	—
Bank deposits and liabilities	—	—	—	(194)	194	—
Other assets	—	(1,931)	(1,931)	—	(3,736)	(3,736)
VAT reclaimable	—	(1,229)	(1,229)	—	(5,865)	(5,865)
Funds receivable	—	(744)	(744)	—	(3,890)	(3,890)
Sales financing receivable	—	—	—	—	(266)	(266)
Net cash provided by operating activities	32,604	—	32,604	9,293	—	9,293

Schedule of estimated useful lives of property and equipment

Estimated useful lives
Servers and network equipment	4.0 years
Infrastructure systems	3.0-10.0 years
Office furniture and equipment	1.0-3.0 years
Buildings	10.0-20.0 years
Land rights	50.0 years
Leasehold improvements	the shorter of 5.0 years or the remaining period of the lease term
Other equipment	2.0‑10.0 years

Schedule of estimated useful lives of intangible assets

Estimated useful lives
Acquisition-related intangible assets:
Trade names and domain names	2.3-10.0 years
Customer relationships	2.0-15.9 years
Content and software	1.3-10.0 years
Supplier relationships	3.0-4.5 years
Other technologies and licenses	the shorter of 5.0 years or the underlying license terms

Schedule of effect of changes to the financial statements

	Balances as of December 31, 2021	Adjustments from Adoption of ASU 2020-06	Balances as of January 1, 2022
	RUB	RUB	RUB
Convertible debt	85,835	6,404	92,239
Deferred tax liabilities	2,989	(342)	2,647
Additional paid-in capital	112,942	(8,573)	104,369
Retained earnings	131,488	2,511	133,999